Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2018	38,213,427	$0.41	5.23	$562,456
Exercisable January 1, 2018	36,213,427	$0.41	4.98	$562,456
Canceled	(350,000)
Granted	2,833,334
Exercised	(200,000)
Forfeited	-
Outstanding December 31, 2018	40,496,761	$0.40	4.52	$986,808
Exercisable December 31, 2018	37,157,179	$0.41	4.10	$966,808
Canceled	(58,336)
Granted	-
Exercised	-
Forfeited	-
Outstanding September 30, 2019	40,438,425	$0.40	3.77	$149,089
Exercisable September 30, 2019	38,130,093	$0.41	3.48	$149,089

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2017	36,821,969	$0.41	5.94	$301,273
Exercisable January 1, 2017	36,771,969	$0.41	5.94	$299,273
Canceled	-
Granted	2,161,458
Exercised	(770,000)
Forfeited	-
Outstanding December 31, 2017	38,213,427	$0.41	5.23	$562,456
Exercisable December 31, 2017	36,213,427	$0.41	4.98	$562,456
Canceled	(350,000)
Granted	2,833,334
Exercised	(200,000)
Forfeited	-
Outstanding December 31, 2018	40,496,761	$0.40	4.52	$986,808
Exercisable December 31, 2018	37,157,179	$0.41	4.10	$966,808

Schedule of Non-vested Shares Granted Under Stock Option Plan

A summary of the Company’s non-vested options for the nine-months ended September 30, 2019 and year ended December 31, 2018, are presented below:

Non-vested at January 1, 2018	2,000,000
Granted	2,833,334
Vested	(1,143,752)
Canceled	(350,000)
Non-vested at December 31, 2018	3,339,582
Granted	-
Vested	(972,914)
Canceled	(58,336)
Non-vested at September 30, 2019	2,308,332

A summary of the Company’s non-vested options for the years ended December 31, 2018 and 2017 are presented below:

Non-vested at January 1, 2017	50,000
Granted	2,161,458
Vested	(211,458)
Canceled	-
Non-vested at December 31, 2017	2,000,000
Granted	2,833,334
Vested	(1,143,752)
Canceled	(350,000)
Non-vested at December 31, 2018	3,339,582

Schedule of Fair Value Assumptions

The range of fair value assumptions related to options issued were as follows for the:

	Nine-months ended September 30, 2019	Year ended December 31, 2018
Dividend yield	0.0%	0.0%
Risk-free rate	2.38% - 3.04%	2.38% - 3.04%
Volatility	214% - 226%	214% - 226%
Expected term	3 - 7 years	3 - 7 years

The range of fair value assumptions related to options issued were as follows for the years ended December 31:

	2018	2017
Dividend yield	0.0%	0.0%
Risk-free rate	2.38% - 3.04%	1.89% - 2.26%
Expected volatility	214% - 226%	221% - 232%
Expected term	3 - 7 years	5 - 7 years

Schedule of Recognized Stock Based Compensation Expense

The Company recognized stock-based compensation expense related to options during the:

	Nine-months ended September 30
	2019	2018
	Amount	Amount
Service provider compensation	$133,125	$76,250
Employee compensation	124,750	156,875
Total	$257,875	$233,125

The Company recognized stock-based compensation expense related to options during the:

	Years ended December 31
	2018	2017
	Amount	Amount
Service provider compensation	$124,896	$3,500
Employee compensation	205,250	33,271
Director compensation	-	25,000

Total	$330,146	$61,771